Cover	Oct. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2023
File number	333-255392
Registrant Name	ANKAM, INC.
Entity Central Index Key	0001781629
TaxIdentificationNumber	61-1900749
IncorporationStateCountryCode	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
Address State	NV
AddressPostalZipCode	89108
CityAreaCode	995
LocalPhoneNumber	599420389
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false